Expense Example, No Redemption - R2 R3 R4 R5 R6 Shares - JPMorgan Growth Advantage Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	132	488	868	1,935	107	360	632	1,410	82	273	480	1,077	66	225	398	899	56	194	343	779